EQUITY	12 Months Ended
Dec. 31, 2022
EQUITY
EQUITY

NOTE 17: — EQUITY

a.

The Group Restructuring (see Note 1a) was accounted for as a transaction between entities under common control under the pooling of interests method. Accordingly, the transaction was retrospectively applied to the financial statements of prior periods, such that the financial information of Freightos-HK is presented in these financial statements, except share capital that was retrospectively adjusted based on the equivalent number and class of shares of the Company (the number and class of the Company’s shares prior to January 25, 2023, were similar to the number and class of Freightos-HK’s shares).

The share capital of Freightos-HK does not have a par value, and was retrospectively adjusted to reflect the Company’s share capital, which has a par value of $0.00001 per share for all classes of shares.

b.	Composition of share capital:

		Issued and
	Authorized(*)	outstanding

	December 31, 2022
Ordinary shares of $0.00001 per share	16,232,651	8,478,437
Series Seed Preferred shares of $0.00001 per share	698,000	2,455,606
Series A1 Preferred shares of $0.00001 per share	1,314,285	4,623,734
Series A2 Preferred shares of $0.00001 per share	264,983	932,227
Series B Preferred shares of $0.00001 per share	2,352,445	8,276,043
Series C Preferred shares of $0.00001 per share	5,232,616	11,372,541
	26,094,980	36,138,588
(*)	In January 2023 the authorized Ordinary share capital was increased to 350,000,000.

NOTE 17: — EQUITY (continued)

Authorized shares amounts were not adjusted retrospectively to reflect the effect of the Share Split (see Note 1d). All other Ordinary shares and Preferred shares amounts were adjusted retrospectively for all periods presented in these consolidated financial statements to reflect the Share Split.

Issued and
outstanding
December 31, 2021
Ordinary shares	6,946,638
Series Seed Preferred shares	2,455,606
Series A1 Preferred shares	4,623,734
Series A2 Preferred shares	932,227
Series B Preferred shares	8,276,043
Series C Preferred shares	11,372,541

34,606,789

c.	Movement in issued and outstanding share capital:

Number of shares
Balance as of January 1, 2021	29,514,698
Issuance of Preferred shares (see Notes 17d.1 and 17d.3)	4,336,421
Issuance of Ordinary shares (see Notes 17d.2 and 17d.4)	644,932
Exercise of employees’ options into Ordinary shares	110,738
Balance as of December 31, 2021	34,606,789
Issuance of Ordinary shares (see Notes 17d.4 and 17d.5)	1,256,744
Exercise of employees’ options into Ordinary shares	275,055
Balance as of December 31, 2022	36,138,588

d.	Issuance of Preferred and Ordinary shares:
1.

In March 2021 Freightos-HK entered into an agreement for the issuance of 4,178,094 Series C Preferred shares in consideration of an aggregate amount of $26,389. Direct expenses related to the issuance were $258 (net amount — $26,131).

2.	In December 2021, as part of a business combination to acquire 7LFreight (see Note 5b) Freightos-HK issued 359,968 Ordinary shares (valued at $2,465).
3.

In December 2021, as part of the acquisition of the interlining technology and other assets of a major airline group (see Note 11c) Freightos-HK issued 158,327 Series C Preferred shares to the seller at closing (valued at $1,368).

4.

In December 2021, Freightos launched the Digital Air Cargo Council (“DACC”) with three founding airline group members. Upon launch, Freightos-HK issued to each of the three airline groups 94,988 Ordinary shares. The Ordinary shares issued, valued at the time of issuance at $1,952, were recorded as an operating expense in profit and loss. In December 2022, the Company issued to each of two of the airline groups an additional amount of 118,735 Ordinary shares and to the third airline group an additional amount of 59,367 Ordinary shares. These additional Ordinary shares issued, valued at the time of issuance at $2,621, were recorded as an operating expense in profit and loss. Each of two of the airline groups is eligible to receive up to 261,216 additional Ordinary shares, and the third airline group is eligible to receive up to 320,584 additional Ordinary shares, over the next several years upon the airline meeting certain performance criteria related to the adoption and utilization of the Company’s digital booking tools.

NOTE 17: — EQUITY (continued)

5.	In February 2022, as part of a business combination to acquire Clearit (see Note 5a) Freightos-HK issued 959,907 Ordinary shares (valued at $6,573).

e.Rights attached to shares:

1.

The holders of Ordinary shares are entitled to receive dividends only when, as and if declared by the Board of Directors and are entitled to one vote per share at meetings of the Company. All Ordinary shares rank equally with regard to the Company’s residual assets.

2.

The holders of the “Series Seed”, “Series A-1”, “Series A-2”, “Series B” and “Series C” Preferred shares (together, the “Preferred shares”) were entitled to receive dividends prior to the holders of Ordinary shares but only when, as and if declared by the Board of Directors, at the rate of 6% per annum of the original issue price. On liquidation of the Company, the assets of the Company available for distribution would have been applied, in priority to any payment to the holders of Ordinary shares, on a pro-rata basis. The holder of Preferred shares had the right to one vote for each Ordinary share into which such Preferred shares could have been converted (with any fractional share determined on an aggregate conversion basis being rounded to the nearest whole share), and with respect to such vote, such holder has full voting rights and powers equal to the voting rights and powers of the holders of Ordinary shares. Certain matters were subject to the approval of holders of each of the classes of Preferred shares.

3.	Conversion of Preferred shares into Ordinary shares:

In connection with the Closing of the Transactions contemplated by the BCA, all outstanding Preferred shares were converted into Ordinary shares. When the Preferred shares were outstanding, a holder of Preferred shares could have converted Preferred shares into Ordinary shares at any time at a conversion ratio of one Ordinary share for each Preferred share, subject to customary adjustments, and the Preferred shares would have converted into Ordinary shares under certain circumstances.

f.Capital management:

Capital comprises share capital and reserves as stated in the statement of financial position. The Company’s objective when managing capital is to safeguard its ability to continue as a going concern, so that it can continue to provide returns for the shareholders.